Net Loss Per Share - Ordinary Shares Equivalent Not Included in Diluted Net Loss Per Share (Detail) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent ordinary shares not included in diluted net loss per share	1,836	1,424	1,005	1,116	856
Options to purchase ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent ordinary shares not included in diluted net loss per share	1,836	1,096	1,005	824	627
Restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent ordinary shares not included in diluted net loss per share		328		292	229